Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard was effective prospectively for the Company beginning January 1, 2013 and did not have an effect on its financial statements or financial statement disclosures.